Basis of Preparation - Additional Information (Detail) - GBP (£) £ in Billions		12 Months Ended
	Apr. 01, 2018	Mar. 31, 2018	Mar. 31, 2019
IFRS 15 [Member] | Retained Earnings (Loss) [Member] | Bottom of Range [Member]
Disclosure Of Basis Of Preparation Of Financial Statements [Line Items]
Cumulative increase in retained earnings		£ 1.1
IFRS 15 [Member] | Retained Earnings (Loss) [Member] | Top of Range [Member]
Disclosure Of Basis Of Preparation Of Financial Statements [Line Items]
Cumulative increase in retained earnings		£ 1.5
IFRS 16 [Member] | Bottom of Range [Member]
Disclosure Of Basis Of Preparation Of Financial Statements [Line Items]
Lease liabilities			£ 5.6
IFRS 16 [Member] | Top of Range [Member]
Disclosure Of Basis Of Preparation Of Financial Statements [Line Items]
Lease liabilities			£ 6.6
Before tax [Member] | IFRS 15 [Member] | Retained Earnings (Loss) [Member]
Disclosure Of Basis Of Preparation Of Financial Statements [Line Items]
Cumulative increase in retained earnings	£ 1.3
After tax [Member] | IFRS 15 [Member] | Retained Earnings (Loss) [Member]
Disclosure Of Basis Of Preparation Of Financial Statements [Line Items]
Cumulative increase in retained earnings	£ 1.1